SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS High Conviction Global Bond Fund
The following changes are effective immediately:
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.
Bernhard Falk, Director. Portfolio Manager of the fund. Began managing the fund in 2017.
Joseph Bowen, Assistant Vice President. Portfolio Manager of the fund. Began managing the fund in 2019.
Thomas M. Farina, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2019.
The following information replaces the existing similar disclosure contained under the “MANAGEMENT” sub-heading of the “Fund Details” section of the fund’s prospectus.
Bernhard Falk, Director. Portfolio Manager of the fund. Began managing the fund in 2017.
■	Senior Fixed Income Portfolio Manager: Frankfurt.
■	Joined DWS in 2000 with 12 years of industry experience. Prior to his current role, he served as a Portfolio Manager for Money Market Guaranteed Funds. Before joining, he worked as a Senior Bond Trader at West LB Luxembourg. He began his career in the Private Asset Management and Bond Trading Department at Deutsche Bank Munich.
■	Completed Bank Training Program (“Bankkaufmann”) at Deutsche Bank Munich; Bankfachwirt from Bankakademie, Frankfurt.
Joseph Bowen, Assistant Vice President. Portfolio Manager of the fund. Began managing the fund in 2019.
■	Joined DWS in 2014. Prior to his current role, he worked in Liquidity Management as an Investment Specialist.
■	Portfolio Analyst for Fixed Income: New York
■	BA in Economics, Franklin & Marshall College.
Thomas M. Farina, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2019.
■	Joined DWS in 2006 with 12 years of industry experience. Head of Investment Grade Corporate Credit since 2013. Prior to joining, he held roles at Merrill Lynch Investment Management, Greenwich NatWest and at DnB Asset Management. He began his career as a Ratings Analyst at Standard & Poor’s.
■	Senior Portfolio Manager and Co-Head of US Credit: New York.
■	BA and MA in Economics, State University of New York at Albany.

Please Retain This Supplement for Future Reference
April 10, 2019
PROSTKR-26